Financial Assets Measured At Amortized Cost - Summary of Financial Assets Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 940,020	$ 581,395
Financial Assets Measured at Amortized Cost
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 29,937